Income Tax - Schedule of Components of Loss from Continuing Operations Before Income Taxes (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss from continuing operations before income taxes:
Loss continuing operations before income taxes	¥ (458,313,989)	¥ (839,632,731)	¥ (744,748,251)
Chinese Mainland [Member]
Loss from continuing operations before income taxes:
Loss continuing operations before income taxes	(342,851,600)	(594,685,363)	(506,323,501)
Hong Kong S.A.R and overseas entities [Member]
Loss from continuing operations before income taxes:
Loss continuing operations before income taxes	¥ (115,462,389)	¥ (244,947,368)	¥ (238,424,750)